Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Details of Due Dates of Payments to Suppliers

This appendix is part of Note 24, “Current and Non-Current  Payables,” and forms an integral part of the consolidated financial statements of Enel Chile.

	12-31-2020				12-31-2019
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Current Payments	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to 30 days	133,063,016	89,574,397	166,733,893	389,371,306	101,666,302	148,397,518	121,111,092	371,174,912
Between 31 and 60 days	49,211,386	60,808,696	79,770	110,099,852	5,579,618	71,069,622	219,965	76,869,205
Between 61 and 90 days	78,114,700	343,314	187,027	78,645,041	9,045,950	1,118,102	11,177,955	21,342,007
Between 91 and 120 days	—	—	—	—	—	—	—	—
Between 121 and 365 days	—	—	—	—	48,102,870	—	—	48,102,870
More than 365 days	—	487	117,129,284	117,129,771	—	487	56,222,424	56,222,911
Total	260,389,102	150,726,894	284,129,974	695,245,970	164,394,740	220,585,729	188,731,436	573,711,905

	12-31-2020				12-31-2019
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers details	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers for energy purchase	-	22,475,111	226,238,177	248,713,288	-	63,364,701	168,730,485	232,095,186
Suppliers for the purchase of fuels and gas	-	36,735,748	-	36,735,748	-	55,179,023	-	55,179,023
Accounts payable for goods and services	202,897,547	91,516,035	-	294,413,582	81,807,039	102,042,005	-	183,849,044
Accounts payable for the purchase of assets	57,491,555	-	57,891,797	115,383,352	82,587,701	-	20,000,951	102,588,652
Total	260,389,102	150,726,894	284,129,974	695,245,970	164,394,740	220,585,729	188,731,436	573,711,905